Capital Management, Corporate Governance Transparency Policy and Risk Management - Summary of Contractual Future Cash Flows of Financial Liabilities, Including Interest and Charges to be Accrued (Detail) - ARS ($)
$ in Thousands
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Liquidity Risk [line items]
Deposits	$ 265,103,724	$ 370,978,123
From the non financial government sector	17,698,314	30,268,193
From the financial sector	314,162	228,091
From the non financial private sector and foreign residents	247,091,248	340,481,839
Derivative instruments	768,732	2,106
Repo Transactions	1,002,612	253,307
Other financial institutions	1,002,612	253,307
Other financial liabilities	22,196,141	23,600,566
Financing received from the Central Bank of Argentina and other financial entities	2,325,406	5,247,346
Issued corporate bonds	8,028,400	18,073,145
Subordinated corporate bonds	36,084,341	35,826,872
Total	335,509,356	453,981,465
Not later than one month [member]
Disclosure Of Liquidity Risk [line items]
Deposits	234,410,912	305,290,441
From the non financial government sector	16,875,269	26,642,399
From the financial sector	314,162	228,091
From the non financial private sector and foreign residents	217,221,481	278,419,951
Derivative instruments	293,136	1,568
Repo Transactions	1,002,612	253,307
Other financial institutions	1,002,612	253,307
Other financial liabilities	21,072,094	23,290,568
Financing received from the Central Bank of Argentina and other financial entities	1,031,099	1,118,029
Issued corporate bonds	320,280	557,686
Total	114,308,293	169,197,414
Not later than three months [member]
Disclosure Of Liquidity Risk [line items]
Deposits	26,115,912	52,020,713
From the non financial government sector	778,208	2,570,441
From the non financial private sector and foreign residents	25,337,704	49,450,272
Derivative instruments	341,147
Other financial liabilities	97,991	28,682
Financing received from the Central Bank of Argentina and other financial entities	830,067	1,413,410
Total	27,385,117	53,462,805
Later than three months and not later than six months [member]
Disclosure Of Liquidity Risk [line items]
Deposits	3,473,109	11,527,796
From the non financial government sector	42,757	984,134
From the non financial private sector and foreign residents	3,430,352	10,543,662
Derivative instruments	134,449	538
Other financial liabilities	104,046	14,185
Financing received from the Central Bank of Argentina and other financial entities	150,581	1,666,016
Issued corporate bonds	514,980	1,001,579
Subordinated corporate bonds	808,582	785,167
Total	4,001,800	12,496,745
Later than six months and not later than one year [member]
Disclosure Of Liquidity Risk [line items]
Deposits	1,027,584	2,015,347
From the non financial government sector	2,080	70,902
From the non financial private sector and foreign residents	1,025,504	1,944,445
Other financial liabilities	167,461	20,096
Financing received from the Central Bank of Argentina and other financial entities	98,185	723,273
Issued corporate bonds	739,479	1,565,328
Subordinated corporate bonds	808,583	785,167
Total	1,179,617	2,487,064
Over 12 months and up to 24 months [member]
Disclosure Of Liquidity Risk [line items]
Deposits	53,535	99,236
From the non financial government sector		317
From the non financial private sector and foreign residents	53,535	98,919
Other financial liabilities	324,804	30,896
Financing received from the Central Bank of Argentina and other financial entities	169,657	134,064
Issued corporate bonds	3,364,160	3,130,655
Subordinated corporate bonds	1,617,165	1,570,333
Total	2,935,710	214,951
Later than two years [member]
Disclosure Of Liquidity Risk [line items]
Deposits	22,672	24,590
From the non financial private sector and foreign residents	22,672	24,590
Other financial liabilities	429,745	216,139
Financing received from the Central Bank of Argentina and other financial entities	45,817	192,554
Issued corporate bonds	3,089,501	11,817,897
Subordinated corporate bonds	32,850,011	32,686,205
Total	$ 36,437,746	$ 44,937,385